Annual Total Returns [BarChart] - First Trust Large Cap Growth AlphaDEX Fund - First Trust Large Cap Growth AlphaDEX Fund	Dec. 01, 2020
Bar Chart Table:
2010	23.67%
2011	(2.65%)
2012	9.92%
2013	37.71%
2014	14.47%
2015	4.29%
2016	2.55%
2017	25.18%
2018	(5.98%)
2019	28.34%